Inventory (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory
Raw materials	€ 1,080	€ 1,329
Work in progress	2,546	1,530
Finished goods	1,090	456
Total Inventory	€ 4,716	€ 3,315